Investment Strategy - Sovereign's Capital Flourish Fund	Nov. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser” or “Sovereign’s Capital”), the Fund’s investment adviser. The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S.

The Adviser employs an active management strategy in seeking to achieve the Fund’s objective. The Adviser’s strategy employs “faith-driven” investing based on non-denominational Christian values and seeks companies that show “love of neighbor” for employees, customers and community with the goal of creating exceptional company cultures. To identify potential investments, the Adviser relies on the fundamental research and analysis conducted by its investment personnel and leverages its network of faith-driven individuals who share the values present in the Adviser’s proprietary culture framework to discover companies that may align with the Fund’s investment focus on companies with faith-driven leaders and exceptional cultures. The Adviser then applies its proprietary due diligence framework to evaluate whether a company demonstrates specific characteristics through its leadership and culture. In evaluating companies for investment, the Adviser considers the following factors: the presence and depth of faith-driven management, an assessment of the level and types of employee benefits, availability of counselors for employees, whether a company’s mission/values/vision statement aligns with biblical values, the presence of faith-based employee resource groups, and the company’s products and/or services and their effect on consumers and employees. The Adviser seeks to construct and maintain a portfolio that avoids industries and activities which it believes do not enable employees to flourish, specifically tobacco, alcohol, gaming, abortion, and pornography.

After the Adviser’s proprietary framework is applied, the Adviser conducts financial due diligence to consider variables such as business quality, return on invested capital, balance sheet integrity, market expectations, cyclicality, and risk/reward of companies in the Adviser’s investible universe. The Adviser considers the Fund’s allocations to various industries and sectors when determining whether to buy or sell a security. The Fund’s portfolio typically consists of 80 to 100 companies, but the Fund may own fewer or more companies at the Adviser’s discretion.

The Fund’s portfolio is continually reassessed in light of the Adviser’s proprietary culture framework and the financial characteristics of each company. With respect to a company’s management, the Adviser monitors each company for leadership changes. In the event of a change in a company’s chief executive officer, the company is re-evaluated using the Adviser’s proprietary culture framework.

Sovereign’s Capital believes that a faith-driven leader who is focused on creating a culture to enable its company employees to flourish will attract and retain some of the best talent in the marketplace. Further, Sovereign’s Capital believes that a company with strong and stable talent will outperform its peers along a variety of metrics that can enhance long-term operating results. Sovereign’s Capital believes this will be a key driver of the Fund’s performance.